Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Central Index Key	0001333141
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	292,876,570
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Title of 12(b) Security	American Depositary Shares representing Ordinary Shares
Security Exchange Name	NYSE
Trading Symbol	FMS